36 Segment information (Details Narrative) - Corporate unit [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Disclosure of operating segments [line items]
PIS and COFINS tax credits	R$ 1,904,206
Gain from sale		R$ 276,816